Taxation (Details) - Schedule of Taxation $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Schedule of Taxation [Abstract]
Income taxes expense				$ 2,272
Deferred tax (benefit) expense	1,019		6,429	(974)
Total income taxes expense	$ 1,019	$ 33	$ 6,429	$ 1,298